DISTRIBUTION OF INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Distribution Of Income [Abstract]
Schedule of appropriations to reserves
	2014	2014	2013	2012
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	586	3,629	5,035	-
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-

	586	3,629	5,035	-